Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Summary of estimating fair value using Black-Scholes option-pricing model
	2 0 1 6	2 0 1 5	2 0 1 4

Risk-free interest rate	None	None	None
Expected life (in years)	None	None	None
Expected volatility	None	None	None
Expected dividend yield	None	None	None